CONVERTIBLE NOTE PAYABLE AND DERIVATIVE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Text Block [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Liability measured at fair value on a recurring basis by level within the fair value hierarchy as of September 30, 2018 is as follows:

	Fair Value Measurement at
	September 30, 2018 (1)
	Using
	Level 2	Total
Liability:

Derivative liability	$155,126	$155,126

Total liability	$155,126	$155,126

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following is a reconciliation of the beginning and ending balances for liabilities measured at fair value on a recurring basis during the nine months ended September 30, 2018:

Balance at December 31, 2017	$-
Variable conversion feature in convertible note payable	148,211
Fair value adjustment	6,915

Balance at September 30, 2018	$155,126

This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when estimating fair value. No new options or warrants were issued during the years ended December 31, 2017 and 2016.

	Quoted Active Markets for Identified Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total

	(Level 1)	(Level 2)	(Level 3)
December 31, 2017
Common stock issued for services	-	$565,569	-	$565,569
Stock for Interest	-	366,400	-	366,400
Employee Stock Plan	-	75,415	-	75,415
Stock for property acquisition	-	50,723	-	50,723

December 31, 2016
Common stock issued for services	-	$286,575	-	$286,575
Common stock for related party payable	-	600,000	-	600,000